Digital Assets (Details) - Schedule of additional information USDT - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of additional information USDT [Abstract]
Opening balance
Addition from exchange of BTC	20,251,577
Refund of deposit on property and equipment	10,810,130
Collection from sales of miners	9,441,561
Purchases of miners	(21,103,910)
Exchange of USDT into USDC	(16,026,788)
Payment of services	(2,300,376)
Payment of deposits to service providers	(782,526)
Purchases of ETH	(289,668)
Ending balance